Stock Based Compensation (Narrative) (Detail) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Five-Year Options [Member]	Dec. 31, 2012 Ten-Year Options [Member]	Dec. 31, 2012 Common Class D [Member]	Sep. 30, 2012 Non-employee directors [Member]	Dec. 31, 2012 Non-employee directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock								13,699,565
Restricted shares granted		2,499,293	2,499,293						256,500	256,500
Stock options granted			4,757,302			1,115,302	3,642,000
Remaining vesting percentage in three equal installments			50.00%
Vesting percentage of restricted stock and option awards on date of grant			50.00%
Stock based compensation expense		$ 3,700,000		$ 0	$ 0
Expected stock based compensation expense, thereafter			1,000,000
Total unrecognized stock based compensation expense		2,000,000	2,000,000
Unrecognized stock based compensation expense, weighted average recognition period			2 years
Total value of restricted stock awards vested		1,700,000
Recognized tax benefit	$ 0	$ 0		$ 0	$ 0